Intermediate Bond Fund of America®
Investment portfolio
May 31, 2022
unaudited
Bonds, notes & other debt instruments 97.07% U.S. Treasury bonds & notes 37.21% U.S. Treasury 21.41%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	USD100,000	$99,118
U.S. Treasury 0.125% 2022	19,750	19,645
U.S. Treasury 0.125% 2022	7,500	7,496
U.S. Treasury 0.125% 2023	225,000	217,472
U.S. Treasury 0.125% 2023	175,000	173,106
U.S. Treasury 0.125% 2023	24,000	23,576
U.S. Treasury 0.125% 2023	17,200	16,828
U.S. Treasury 0.125% 2023	13,441	13,239
U.S. Treasury 0.125% 2023	5,966	5,812
U.S. Treasury 0.375% 2023	64,000	62,292
U.S. Treasury 1.25% 2023	30,300	29,973
U.S. Treasury 1.375% 2023	9,000	8,897
U.S. Treasury 1.50% 2023	19,500	19,446
U.S. Treasury 2.50% 2023	19,427	19,515
U.S. Treasury 2.625% 2023	27,300	27,413
U.S. Treasury 2.875% 2023	70,000	70,563
U.S. Treasury 2.875% 2023	16,000	16,128
U.S. Treasury 7.125% 2023	15,000	15,572
U.S. Treasury 0.125% 2024	564	543
U.S. Treasury 0.25% 2024	512,007	492,408
U.S. Treasury 0.25% 2024	41,195	39,423
U.S. Treasury 0.375% 2024	140,000	133,716
U.S. Treasury 0.375% 2024	100,000	96,140
U.S. Treasury 0.375% 2024	8,561	8,137
U.S. Treasury 0.625% 2024	42,560	40,610
U.S. Treasury 0.75% 2024	12,466	11,905
U.S. Treasury 0.875% 2024	47,779	46,577
U.S. Treasury 1.25% 2024	30,000	29,128
U.S. Treasury 1.50% 2024	197,641	192,428
U.S. Treasury 1.50% 2024	86,542	84,383
U.S. Treasury 1.50% 2024	30,634	30,148
U.S. Treasury 1.75% 2024	27,155	26,693
U.S. Treasury 2.125% 2024	74,600	73,777
U.S. Treasury 2.25% 2024	25,047	24,941
U.S. Treasury 2.375% 2024	25,000	24,977
U.S. Treasury 2.50% 2024	193,239	193,098
U.S. Treasury 2.50% 2024	5,000	4,998
U.S. Treasury 0.25% 2025	122,061	112,334
U.S. Treasury 0.25% 2025	7,000	6,429
U.S. Treasury 0.25% 2025	6,905	6,399
U.S. Treasury 0.375% 2025[1]	271,500	249,294
U.S. Treasury 0.375% 2025	13,000	11,961
U.S. Treasury 1.125% 2025	31,035	29,820
U.S. Treasury 1.50% 2025	64,837	62,793
U.S. Treasury 1.75% 2025	15,000	14,613
Intermediate Bond Fund of America — Page 1 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2025	USD55,000	$54,727
U.S. Treasury 2.625% 2025	11,357	11,327
U.S. Treasury 2.75% 2025	71,817	71,915
U.S. Treasury 2.75% 2025	67,500	67,491
U.S. Treasury 2.875% 2025	45,000	45,145
U.S. Treasury 0.375% 2026	3,750	3,435
U.S. Treasury 0.50% 2026	97,512	89,559
U.S. Treasury 0.625% 2026	8,708	7,961
U.S. Treasury 0.75% 2026	815,532	754,961
U.S. Treasury 0.75% 2026	489,400	452,363
U.S. Treasury 0.75% 2026	17,531	16,163
U.S. Treasury 0.75% 2026	14,981	13,745
U.S. Treasury 0.875% 2026	74,019	68,160
U.S. Treasury 0.875% 2026	13,662	12,646
U.S. Treasury 1.125% 2026	500,000	464,824
U.S. Treasury 1.625% 2026	25,000	23,748
U.S. Treasury 1.625% 2026	23,728	22,578
U.S. Treasury 0.50% 2027	212,080	187,875
U.S. Treasury 0.50% 2027	88,133	77,713
U.S. Treasury 0.50% 2027	28,465	25,371
U.S. Treasury 0.625% 2027	88,000	79,277
U.S. Treasury 1.50% 2027	44,000	41,446
U.S. Treasury 1.875% 2027	1,000	958
U.S. Treasury 2.50% 2027	33,134	32,650
U.S. Treasury 2.625% 2027	171,044	169,610
U.S. Treasury 0.75% 2028	1,261	1,121
U.S. Treasury 1.00% 2028	—[2]	—[2]
U.S. Treasury 1.125% 2028	23,100	20,783
U.S. Treasury 1.25% 2028	16,000	14,542
U.S. Treasury 1.25% 2028	4,300	3,915
U.S. Treasury 1.25% 2028	2,800	2,555
U.S. Treasury 1.25% 2028	1,500	1,367
U.S. Treasury 1.375% 2028	5,000	4,554
U.S. Treasury 1.50% 2028	14,893	13,671
U.S. Treasury 1.75% 2029	46,940	43,734
U.S. Treasury 2.375% 2029	4,850	4,696
U.S. Treasury 2.75% 2029	47,362	47,027
U.S. Treasury 0.625% 2030	23,000	19,398
U.S. Treasury 1.125% 2031	49,000	42,575
U.S. Treasury 1.25% 2031	26,794	23,344
U.S. Treasury 1.375% 2031	5,292	4,646
U.S. Treasury 1.625% 2031	35,940	32,489
U.S. Treasury 1.875% 2032	12,000	11,007
U.S. Treasury 2.875% 2032	297,514	298,293
U.S. Treasury 1.125% 2040	3,000	2,118
U.S. Treasury 1.375% 2040	1,970	1,450
U.S. Treasury 1.875% 2041	9,526	7,647
U.S. Treasury 2.00% 2041	374	304
U.S. Treasury 2.25% 2041	355	302
U.S. Treasury 2.375% 2042	440	381
U.S. Treasury 2.50% 2046	37,000	32,021
U.S. Treasury 2.50% 2046	19,500	16,889
U.S. Treasury 2.875% 2046	13,500	12,552
U.S. Treasury 2.375% 2049[1]	94,900	81,481
Intermediate Bond Fund of America — Page 2 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2049[1]	USD37,600	$35,684
U.S. Treasury 2.00% 2050	30,100	23,729
U.S. Treasury 1.875% 2051	2,693	2,055
U.S. Treasury 1.875% 2051	1,000	763
U.S. Treasury 2.00% 2051	24	19
U.S. Treasury 2.375% 2051	1,634	1,406
U.S. Treasury 2.25% 2052	3,857	3,231
		6,501,161
U.S. Treasury inflation-protected securities 15.80%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	240,988	243,306
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	301,902	309,446
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	307,642	317,935
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	687,645	707,815
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	507,948	522,989
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	386,282	399,244
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	231,485	239,882
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	429,941	445,708
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	120,493	123,390
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	28,797	29,504
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	111,262	114,553
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	34,295	35,505
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	543,784	553,284
U.S. Treasury Inflation-Protected Security 0.125% 2027[3]	396,445	401,971
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	187,675	186,872
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	1,430	1,790
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	166,780	165,455
		4,798,649
Total U.S. Treasury bonds & notes		11,299,810
Mortgage-backed obligations 26.54% Federal agency mortgage-backed obligations 19.61%
Fannie Mae Pool #458079 9.09% 2026[4]	3	3
Fannie Mae Pool #MA2973 3.00% 2027[4]	3	3
Fannie Mae Pool #AJ3916 3.00% 2027[4]	1	1
Fannie Mae Pool #AU6794 3.00% 2028[4]	14	14
Fannie Mae Pool #AU6682 3.00% 2028[4]	3	3
Fannie Mae Pool #AW4349 3.00% 2029[4]	3	3
Fannie Mae Pool #AY2719 3.00% 2030[4]	179	179
Fannie Mae Pool #AZ0554 3.50% 2030[4]	96	98
Fannie Mae Pool #AY1948 3.50% 2030[4]	78	79
Fannie Mae Pool #BM3501 3.00% 2032[4]	270	269
Fannie Mae Pool #BJ9182 3.00% 2033[4]	1,068	1,064
Fannie Mae Pool #BN3184 3.00% 2033[4]	322	322
Fannie Mae Pool #BJ6880 3.00% 2033[4]	26	26
Fannie Mae Pool #MA3463 4.00% 2033[4]	11,266	11,505
Fannie Mae Pool #695412 5.00% 2033[4]	4	5
Fannie Mae Pool #BK0499 3.00% 2034[4]	72	72
Fannie Mae Pool #BN1087 4.00% 2034[4]	12	12
Fannie Mae Pool #AD3566 5.00% 2035[4]	48	50
Fannie Mae Pool #888698 7.00% 2037[4]	25	28
Fannie Mae Pool #AC0794 5.00% 2039[4]	153	162
Fannie Mae Pool #931768 5.00% 2039[4]	42	45
Intermediate Bond Fund of America — Page 3 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #932606 5.00% 2040[4]	USD86	$90
Fannie Mae Pool #AB1084 5.50% 2040[4]	108	113
Fannie Mae Pool #MA4501 2.00% 2041[4]	26,123	23,669
Fannie Mae Pool #MA4387 2.00% 2041[4]	13,266	12,020
Fannie Mae Pool #AJ1873 4.00% 2041[4]	256	262
Fannie Mae Pool #AE1248 5.00% 2041[4]	271	287
Fannie Mae Pool #AE1277 5.00% 2041[4]	139	147
Fannie Mae Pool #AE1283 5.00% 2041[4]	75	79
Fannie Mae Pool #FS0305 1.50% 2042[4]	43,801	38,230
Fannie Mae Pool #MA4540 2.00% 2042[4]	6,092	5,520
Fannie Mae Pool #MA4570 2.00% 2042[4]	5,735	5,196
Fannie Mae Pool #MA4586 2.00% 2042[4]	1,946	1,764
Fannie Mae Pool #AE1290 5.00% 2042[4]	163	172
Fannie Mae Pool #AL3829 3.50% 2043[4]	1,815	1,818
Fannie Mae Pool #AT7161 3.50% 2043[4]	677	676
Fannie Mae Pool #AR1512 3.50% 2043[4]	423	425
Fannie Mae Pool #AT0412 3.50% 2043[4]	190	189
Fannie Mae Pool #AT3954 3.50% 2043[4]	79	78
Fannie Mae Pool #AT0300 3.50% 2043[4]	68	67
Fannie Mae Pool #AY1829 3.50% 2044[4]	76	75
Fannie Mae Pool #AX8521 3.50% 2044[4]	57	57
Fannie Mae Pool #AW8240 3.50% 2044[4]	38	37
Fannie Mae Pool #BE5017 3.50% 2045[4]	914	911
Fannie Mae Pool #BE5009 3.50% 2045[4]	113	113
Fannie Mae Pool #AS8310 3.00% 2046[4]	1,408	1,363
Fannie Mae Pool #BM1179 3.00% 2047[4]	1,753	1,696
Fannie Mae Pool #AS8583 3.50% 2047[4]	21,089	20,974
Fannie Mae Pool #BE8740 3.50% 2047[4]	886	882
Fannie Mae Pool #BE8742 3.50% 2047[4]	240	240
Fannie Mae Pool #BH2846 3.50% 2047[4]	110	109
Fannie Mae Pool #BH2848 3.50% 2047[4]	100	99
Fannie Mae Pool #BH2847 3.50% 2047[4]	75	74
Fannie Mae Pool #BJ5015 4.00% 2047[4]	1,643	1,672
Fannie Mae Pool #BH3122 4.00% 2047[4]	50	50
Fannie Mae Pool #BM3788 3.50% 2048[4]	34,610	34,405
Fannie Mae Pool #BJ4901 3.50% 2048[4]	651	647
Fannie Mae Pool #BK6840 4.00% 2048[4]	1,066	1,084
Fannie Mae Pool #BK5232 4.00% 2048[4]	813	827
Fannie Mae Pool #CA2850 4.00% 2048[4]	436	446
Fannie Mae Pool #BK9743 4.00% 2048[4]	304	309
Fannie Mae Pool #BK9761 4.50% 2048[4]	153	160
Fannie Mae Pool #BK4873 5.00% 2048[4]	508	526
Fannie Mae Pool #CA4151 3.50% 2049[4]	8,891	8,871
Fannie Mae Pool #FM1062 3.50% 2049[4]	6,789	6,744
Fannie Mae Pool #FM1443 3.50% 2049[4]	4,981	4,936
Fannie Mae Pool #BJ8411 3.50% 2049[4]	1,739	1,724
Fannie Mae Pool #BF0320 5.50% 2049[4]	2,723	2,967
Fannie Mae Pool #CA5333 3.00% 2050[4]	60,062	57,692
Fannie Mae Pool #CA5731 3.00% 2050[4]	52,334	50,151
Fannie Mae Pool #CA5338 3.00% 2050[4]	24,679	23,650
Fannie Mae Pool #FM2664 3.50% 2050[4]	6,279	6,195
Fannie Mae Pool #FS0433 2.50% 2051[4]	31,580	29,515
Fannie Mae Pool #CB2319 2.50% 2051[4]	15,928	14,746
Fannie Mae Pool #CB2375 2.50% 2051[4]	15,610	14,415
Intermediate Bond Fund of America — Page 4 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM9492 2.50% 2051[4]	USD9,834	$9,127
Fannie Mae Pool #CB2372 2.50% 2051[4]	7,663	7,111
Fannie Mae Pool #CB2371 2.50% 2051[4]	6,688	6,208
Fannie Mae Pool #BT9510 2.50% 2051[4]	6,004	5,573
Fannie Mae Pool #BT9483 2.50% 2051[4]	5,971	5,530
Fannie Mae Pool #FM9804 2.50% 2051[4]	5,314	4,936
Fannie Mae Pool #FM9694 2.50% 2051[4]	4,878	4,539
Fannie Mae Pool #CB0041 3.00% 2051[4]	24,842	23,918
Fannie Mae Pool #FM9632 3.00% 2051[4]	11,265	10,754
Fannie Mae Pool #FM9976 3.00% 2051[4]	7,300	7,043
Fannie Mae Pool #FM9631 3.00% 2051[4]	4,737	4,526
Fannie Mae Pool #CB2292 3.00% 2051[4]	1,409	1,353
Fannie Mae Pool #CB2293 3.00% 2051[4]	1,414	1,351
Fannie Mae Pool #CB2544 3.00% 2052[4]	14,356	13,731
Fannie Mae Pool #BF0379 3.50% 2059[4]	15,239	15,078
Fannie Mae Pool #BF0497 3.00% 2060[4]	7,333	7,066
Fannie Mae Pool #BF0481 3.50% 2060[4]	10,970	10,855
Fannie Mae Pool #BF0480 3.50% 2060[4]	6,908	6,874
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[4,5]	1	1
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,5]	—[2]	—[2]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[4]	108	122
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[4]	42	45
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[4]	196	222
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[4,5]	16	16
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[4]	1,945	1,943
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[4]	101	101
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.405% 2023[4,5]	1,740	1,739
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.542% 2024[4,5]	1,659	1,653
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.553% 2024[4,5]	3,208	3,189
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.575% 2024[4,5]	2,132	2,112
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[4]	198	197
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[4]	2,306	2,286
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[4]	3,537	3,497
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[4]	311	311
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[4]	565	564
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.958% 2027[4,5]	11,000	10,943
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.067% 2027[4,5]	10,378	10,398
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[4]	945	944
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[4]	171	154
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[4]	541	483
Freddie Mac Pool #ZK7590 3.00% 2029[4]	1,713	1,710
Freddie Mac Pool #ZS8526 3.00% 2029[4]	36	36
Freddie Mac Pool #QN1073 3.00% 2034[4]	97	96
Freddie Mac Pool #RB5138 2.00% 2041[4]	21,856	19,802
Freddie Mac Pool #QK1181 2.00% 2041[4]	1,497	1,356
Freddie Mac Pool #RB5148 2.00% 2042[4]	27,991	25,362
Freddie Mac Pool #RB5145 2.00% 2042[4]	6,709	6,049
Freddie Mac Pool #RB5153 2.00% 2042[4]	1,892	1,713
Freddie Mac Pool #Q18236 3.50% 2043[4]	714	714
Freddie Mac Pool #Q19133 3.50% 2043[4]	499	498
Freddie Mac Pool #Q17696 3.50% 2043[4]	455	454
Freddie Mac Pool #Q15874 4.00% 2043[4]	52	53
Freddie Mac Pool #Q28558 3.50% 2044[4]	471	470
Freddie Mac Pool #760014 2.795% 2045[4,5]	1,801	1,805
Intermediate Bond Fund of America — Page 5 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #760012 3.113% 2045[4,5]	USD923	$931
Freddie Mac Pool #760013 3.172% 2045[4,5]	667	674
Freddie Mac Pool #G60238 3.50% 2045[4]	6,250	6,245
Freddie Mac Pool #G67700 3.50% 2046[4]	2,297	2,307
Freddie Mac Pool #760015 2.583% 2047[4,5]	2,930	2,914
Freddie Mac Pool #Q52069 3.50% 2047[4]	1,241	1,235
Freddie Mac Pool #Q51622 3.50% 2047[4]	914	909
Freddie Mac Pool #Q47615 3.50% 2047[4]	720	715
Freddie Mac Pool #Q54701 3.50% 2048[4]	828	824
Freddie Mac Pool #Q54709 3.50% 2048[4]	817	813
Freddie Mac Pool #Q55056 3.50% 2048[4]	787	782
Freddie Mac Pool #Q54700 3.50% 2048[4]	666	663
Freddie Mac Pool #Q54781 3.50% 2048[4]	555	551
Freddie Mac Pool #Q54782 3.50% 2048[4]	548	545
Freddie Mac Pool #Q56590 3.50% 2048[4]	455	453
Freddie Mac Pool #Q54699 3.50% 2048[4]	358	357
Freddie Mac Pool #Q56591 3.50% 2048[4]	325	323
Freddie Mac Pool #Q55060 3.50% 2048[4]	281	279
Freddie Mac Pool #Q54831 3.50% 2048[4]	249	248
Freddie Mac Pool #Q56589 3.50% 2048[4]	250	248
Freddie Mac Pool #Q54698 3.50% 2048[4]	239	240
Freddie Mac Pool #G67711 4.00% 2048[4]	8,190	8,341
Freddie Mac Pool #Q56599 4.00% 2048[4]	1,212	1,234
Freddie Mac Pool #Q55971 4.00% 2048[4]	834	849
Freddie Mac Pool #Q56175 4.00% 2048[4]	743	755
Freddie Mac Pool #Q55970 4.00% 2048[4]	421	430
Freddie Mac Pool #Q58411 4.50% 2048[4]	1,750	1,825
Freddie Mac Pool #Q58436 4.50% 2048[4]	924	970
Freddie Mac Pool #Q58378 4.50% 2048[4]	624	645
Freddie Mac Pool #RA1369 3.50% 2049[4]	26,388	26,051
Freddie Mac Pool #RA1580 3.50% 2049[4]	6,272	6,258
Freddie Mac Pool #RA1463 3.50% 2049[4]	6,184	6,170
Freddie Mac Pool #QA0284 3.50% 2049[4]	3,053	3,025
Freddie Mac Pool #QA2748 3.50% 2049[4]	869	862
Freddie Mac Pool #SD7528 2.00% 2050[4]	10,166	9,071
Freddie Mac Pool #RA2457 3.00% 2050[4]	11,602	11,119
Freddie Mac Pool #SD0187 3.00% 2050[4]	5,444	5,236
Freddie Mac Pool #SD7545 2.50% 2051[4]	17,058	15,863
Freddie Mac Pool #RA6483 2.50% 2051[4]	13,607	12,565
Freddie Mac Pool #QD3220 2.50% 2051[4]	7,315	6,790
Freddie Mac Pool #RA5971 3.00% 2051[4]	121,658	116,643
Freddie Mac Pool #SD7553 3.00% 2052[4]	63,840	61,277
Freddie Mac Pool #SD7550 3.00% 2052[4]	29,359	28,376
Freddie Mac Pool #SD0873 3.50% 2052[4]	11,809	11,732
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.954% 2023[4,5]	1	1
Freddie Mac, Series K749, Class AM, 2.12% 2029[4]	2,069	1,911
Freddie Mac, Series T041, Class 3A, 4.505% 2032[4,5]	140	142
Freddie Mac, Series 4582, Class GA, 3.75% 2052[4,5]	6,253	6,305
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[4,5]	1,500	1,510
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[4]	5,300	5,336
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[4]	1,970	1,987
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 2024[4]	2,310	2,290
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2024[4]	6,790	6,788
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[4]	6,000	6,002
Intermediate Bond Fund of America — Page 6 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 2024[4]	USD5,336	$5,350
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[4]	4,500	4,517
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[4]	5,000	5,039
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[4]	1,500	1,512
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[4]	1,259	1,252
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 2025[4]	1,575	1,569
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[4]	6,665	6,648
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[4]	3,000	3,004
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 2025[4]	7,750	7,778
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 2025[4,5]	3,365	3,383
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 2025[4]	630	634
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[4]	14,350	14,445
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[4]	21,027	21,167
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[4,5]	17,500	17,823
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 2026[4]	4,750	4,645
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[4]	1,500	1,468
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[4]	3,697	3,637
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[4]	6,250	6,172
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[4]	14,275	14,309
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[4]	1,000	1,005
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[4]	12,500	12,575
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[4,5]	3,500	3,501
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[4]	5,500	5,505
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[4]	1,500	1,525
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[4,5]	15,180	15,497
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[4]	3,250	3,346
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[4]	10,415	10,742
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[4,5]	3,000	3,095
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[4,5]	3,000	3,097
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[4]	378	391
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[4,5]	7,250	7,539
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[4]	2,113	1,968
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[4]	138	131
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[4]	15,000	15,083
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[4]	13,252	13,444
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[4]	4,990	4,536
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 2032[4]	3,000	2,730
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 2032[4]	2,536	2,323
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[4]	52	47
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[4]	464	425
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	289	263
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	87	77
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	6,900	6,797
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,5]	6,745	6,616
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,5]	6,608	6,484
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	5,922	5,690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	1,189	1,159
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	6,439	6,160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,5]	6,461	6,310
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	23,245	23,301
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	8,219	8,097
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	3,340	3,298
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	8,638	8,507
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	3,545	3,549
Intermediate Bond Fund of America — Page 7 of 37

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	USD2,932	$2,888
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	2,508	2,470
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[4]	748	749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	4,866	4,791
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	15,013	15,034
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	1,129	1,136
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[4]	35,523	34,872
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	21,688	21,166
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 2032[4]	14,000	12,798
Government National Mortgage Assn. 2.00% 2052[4,6]	59,922	54,486
Government National Mortgage Assn. 2.00% 2052[4,6]	12,000	10,897
Government National Mortgage Assn. 2.50% 2052[4,6]	31,747	29,779
Government National Mortgage Assn. 3.00% 2052[4,6]	115,961	111,876
Government National Mortgage Assn. 3.50% 2052[4,6]	26,735	26,493
Government National Mortgage Assn. 4.00% 2052[4,6]	238,000	238,762
Government National Mortgage Assn. 4.00% 2052[4,6]	35,638	35,978
Government National Mortgage Assn. 4.50% 2052[4,6]	116,340	118,131
Government National Mortgage Assn. 4.50% 2052[4,6]	64,549	65,992
Government National Mortgage Assn. 4.50% 2052[4,6]	62,953	64,124
Government National Mortgage Assn. 5.00% 2052[4,6]	49,430	50,592
Government National Mortgage Assn. 5.00% 2052[4,6]	21,670	22,271
Government National Mortgage Assn. 5.00% 2052[4,6]	679	701
Government National Mortgage Assn. Pool #5306 4.50% 2042[4]	8	8
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[4]	27,502	28,104
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[4]	18	19
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[4]	38	39
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.749% 2022[4,5,7,8,9]	1,929	1,929
Uniform Mortgage-Backed Security 2.00% 2037[4,6]	9,550	9,024
Uniform Mortgage-Backed Security 2.50% 2037[4,6]	19,000	18,395
Uniform Mortgage-Backed Security 3.00% 2037[4,6]	1,421	1,403
Uniform Mortgage-Backed Security 2.00% 2052[4,6]	209,140	185,326
Uniform Mortgage-Backed Security 2.00% 2052[4,6]	36,147	32,067
Uniform Mortgage-Backed Security 2.50% 2052[4,6]	106,597	97,922
Uniform Mortgage-Backed Security 2.50% 2052[4,6]	5,300	4,863
Uniform Mortgage-Backed Security 2.50% 2052[4,6]	2,786	2,564
Uniform Mortgage-Backed Security 3.00% 2052[4,6]	238,691	227,325
Uniform Mortgage-Backed Security 3.00% 2052[4,6]	62,935	59,840
Uniform Mortgage-Backed Security 3.50% 2052[4,6]	95,608	93,696
Uniform Mortgage-Backed Security 3.50% 2052[4,6]	67,380	65,800
Uniform Mortgage-Backed Security 3.50% 2052[4,6]	42,934	41,984
Uniform Mortgage-Backed Security 4.00% 2052[4,6]	1,322,632	1,319,036
Uniform Mortgage-Backed Security 4.00% 2052[4,6]	57,320	57,047
Uniform Mortgage-Backed Security 4.00% 2052[4,6]	842	841
Uniform Mortgage-Backed Security 4.50% 2052[4,6]	1,056,883	1,072,530
Uniform Mortgage-Backed Security 4.50% 2052[4,6]	354,012	358,423
Uniform Mortgage-Backed Security 4.50% 2052[4,6]	719	731
		5,954,400
Collateralized mortgage-backed obligations (privately originated) 3.78%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 2046[4,5,9]	483	460
Argent Securities, Inc., Series 2005-W2, Class M1, 1.741% 2035[4,5]	2,176	2,146
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,5,9]	15,156	14,208
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[4,5,9]	6,689	6,543
Intermediate Bond Fund of America — Page 8 of 37

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,9]	USD1,944	$1,883
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[4,9,10]	15,488	14,834
Bear Stearns Alt-A Trust, Series 2004-12, Class 1M1, (1-month USD-LIBOR + 0.93%) 1.936% 2035[4,5]	2,411	2,395
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.606% 2029[4,5,9]	1,783	1,776
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[4,5,9]	19,502	18,941
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,5,9]	10,114	9,444
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,5,9]	6,218	6,072
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[4,9]	9,953	9,423
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 2061 (4.626% on 2/25/2026)[4,9,10]	5,618	5,490
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 2.257% 2070 (6.125% on 1/29/2025)[4,9,10]	16,643	15,687
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 2049[4,5,9]	1,481	1,458
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,5,9]	14,848	14,718
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 2030[4,5,9]	500	481
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[4,5,9]	7,773	7,679
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[4,5,9]	23,031	22,681
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[4,5,9]	527	506
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[4,5,9]	81,799	80,814
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[4,5,9]	7,864	7,779
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[4]	2,677	2,625
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 2049[4,5,9]	308	296
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[4,5,9]	47,725	46,983
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,5,9]	2,454	2,352
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[4,5,9]	10,000	9,557
COLT Funding Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 2065[4,9]	430	425
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[4,5,9]	6,370	5,847
COLT Funding, LLC, Series 2021-5, Class A2, 2.606% 2066[4,5,9]	4,894	4,412
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.334% 2041[4,5,9]	4,512	4,471
Connecticut Avenue Securities, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 1.434% 2041[4,5,9]	2,808	2,748
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.584% 2042[4,5,9]	903	897
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,9]	4,102	3,825
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 2057[4,5,9]	5,570	5,352
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[4,5,9]	2,013	1,988
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,5,9]	15,938	15,187
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[4]	80	82
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[4]	80	79
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[4]	113	111
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[4]	118	118
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[4,5,9]	13,102	12,954
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,9]	12,186	13,217
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,9]	11,988	13,040
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[4,9]	2,374	2,440
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[4,9]	2,125	2,232
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,5,9]	24,974	21,986
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,5,9]	5,626	4,957
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.50% 2051[4,5,9]	4,641	4,324
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 2051[4,5,9]	18,333	16,855
Freddie Mac, Series 2014-DN4, Class M3, (1-month USD-LIBOR + 4.55%) 5.556% 2024[4,5]	60	61
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (30-day Average USD-SOFR + 0.80%) 1.384% 2033[4,5,9]	113	112
Intermediate Bond Fund of America — Page 9 of 37

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 2.234% 2034[4,5,9]	USD484	$473
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 1.384% 2041[4,5,9]	9,254	9,050
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 2.551% 2042[4,5,9]	2,750	2,745
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.584% 2042[4,5,9]	2,563	2,556
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M1, (1-month USD-LIBOR + 0.90%) 1.484% 2050[4,5,9]	101	100
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 2.856% 2050[4,5,9]	1,737	1,728
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 3.333% 2050[4,5,9]	1,783	1,785
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[4,5,9]	41,122	38,821
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 2051[4,5,9]	2,205	2,073
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[4,5,9]	56,410	49,661
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[4,9]	21,909	19,943
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[4,9]	4,922	4,513
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 2039[4,9]	2,871	2,686
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[4,9]	29,843	29,580
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 1.591% 2036[4,5]	7,132	7,071
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[4,5,9]	7,415	6,910
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,5,9]	3,523	3,117
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 3.50% 2047[4,5,9]	2,722	2,618
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[4,5,9]	877	838
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[4,5,9]	83	83
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,5,9]	2,590	2,589
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[4,5,9]	11,152	11,123
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[4,5,9]	10,745	10,573
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,5,9]	13,149	12,480
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[4,9,10]	15,613	14,756
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A4, 2.50% 2051[4,5,9]	5,131	4,735
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 1.806% 2053[4,5,9]	26,579	26,438
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 1.368% 2055[4,5,9]	26,000	25,771
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 1.756% 2055[4,5,9]	13,622	13,453
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.856% 2055[4,5,9]	51,006	50,160
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[4,5,9]	1,057	1,047
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[4,5,9]	2,057	1,996
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[4,5,9]	62	62
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 2058[4,5,9]	2,614	2,584
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[4,5,9]	1,771	1,735
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 2059[4,5,9]	381	375
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 2061[4,5,9]	67	67
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[4,5,9]	355	352
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[4,5,9]	1,415	1,392
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[4,5,9]	54,831	54,861
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[4,9]	853	836
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[4,5,9]	1,687	1,674
Intermediate Bond Fund of America — Page 10 of 37

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[4,5,9]	USD53	$52
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[4,5,9]	2,253	2,242
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[4,5,9]	819	824
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[4,5,9]	4,925	4,769
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[4,5,9]	3,300	3,212
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 1.756% 2055[4,5,9]	58,084	57,545
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[4,9]	10,935	10,755
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[4,9]	1,164	1,131
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[4,5,9]	16,792	14,736
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, 1.756% 2060[4,5,9]	5,500	5,424
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[4,5,9]	24,418	22,705
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[4,9]	3,570	3,459
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[4,9]	3,925	3,737
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[4,9]	3,703	3,528
Provident Funding Mortgage Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,5,9]	2,551	2,354
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[4,5,9]	23,491	22,715
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,5,9]	1,218	1,190
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[4,5,9]	31	31
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[4,5,9]	65	65
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.41% 2055[4,5,9]	5,800	5,403
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[4,5,9]	80	80
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[4,5,9]	1,426	1,421
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[4,5,9]	241	240
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 2056[4,5,9]	4,905	4,795
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.606% 2057[4,5,9]	1,186	1,175
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[4,5,9]	2,049	2,015
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[4,5,9]	1,620	1,613
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[4,5,9]	1,350	1,330
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[4,5,9]	272	271
Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.23% 2057[4,5,9]	7,482	6,906
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 2057[4,5,9]	5,575	5,263
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 2057[4,5,9]	7,350	7,241
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 2.006% 2058[4,5,9]	4,413	4,385
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[4,5,9]	9,805	9,516
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 2058[4,5,9]	127	126
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[4,5,9]	8,909	8,812
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[4,5,9]	1,920	1,901
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[4,5,9]	1,530	1,488
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[4,5,9]	5,805	5,736
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 2058[4,5,9]	5,000	4,797
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[4,5,9]	3,346	3,309
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 2058[4,5,9]	5,935	5,534
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 2059[4,5,9]	4,785	4,426
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,9]	11,266	10,513
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[4,9]	19,279	17,734
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 2060[4,5,9]	926	913
		1,147,778
Commercial mortgage-backed securities 3.15%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[4]	3,750	3,718
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[4]	275	271
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[4]	490	480
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[4]	1,500	1,514
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[4,5]	440	445
Intermediate Bond Fund of America — Page 11 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[4]	USD2,157	$1,922
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.394% 2064[4,5]	10,201	9,688
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[4,9]	11,896	11,512
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[4]	6,500	6,358
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[4]	2,500	2,500
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[4]	2,202	1,943
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[4]	2,200	2,189
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 2054[4]	900	787
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 2055[4]	1,000	915
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 2055[4]	5,000	4,755
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 2055[4,5]	17,838	18,498
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[4]	1,650	1,533
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% 2055[4]	833	780
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.769%) 2.27% 2039[4,5,9]	17,453	17,453
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 2.68% 2037[4,5,9]	36,026	35,171
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[4,5,9]	27,203	27,201
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 1.464% 2034[4,5,9]	43,644	41,668
BX Trust, Series 2018-GW, Class A, 1.675% 2035[4,5,9]	1,684	1,643
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.575% 2036[4,5,9]	55,563	53,004
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.774% 2036[4,5,9]	52,790	50,193
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.825% 2036[4,5,9]	5,278	5,012
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.172% 2036[4,5,9]	2,984	2,822
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.521% 2036[4,5,9]	996	942
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.287% 2037[4,5,9]	15,617	15,320
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.545% 2038[4,5,9]	34,006	32,677
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 1.725% 2038[4,5,9]	14,011	13,540
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 1.745% 2038[4,5,9]	7,212	6,865
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.975% 2038[4,5,9]	3,564	3,358
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 2.125% 2038[4,5,9]	1,996	1,913
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 1.772% 2039[4,5,9]	10,000	9,731
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[4,9]	9,755	9,340
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[4]	8,609	8,395
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class AS, 3.683% 2045[4,9]	1,000	999
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[4,9]	1,000	999
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[4]	1,600	1,589
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[4,5]	1,500	1,488
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[4]	11,750	11,215
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[4]	5,000	4,875
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[4]	500	453
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[4]	12,741	12,552
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[4,9]	1,000	996
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[4,9]	2,250	2,231
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.061% 2046[4,5,9]	3,740	3,714
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.90% 2046[4,5,9]	1,651	1,659
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[4]	1,821	1,807
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[4]	1,922	1,923
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 2047[4]	2,500	2,505
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[4,5]	3,000	2,964
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[4]	8,975	8,667
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 2050[4]	862	828
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[4]	3,820	3,792
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.111% 2050[4,5]	1,000	1,009
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.56% 2048[4,5]	275	264
Intermediate Bond Fund of America — Page 12 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 2050[4]	USD2,375	$2,272
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 2052[4]	3,000	2,783
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[4]	2,912	2,847
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[4]	150	145
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[4,5,9]	780	766
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.955% 2038[4,5,9]	19,625	19,214
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.255% 2038[4,5,9]	3,809	3,713
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 2.575% 2038[4,5,9]	994	969
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,9]	13,935	11,819
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.795% 2025[4,5,9]	13,173	12,861
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[4]	3,000	2,987
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[4,9]	3,220	3,210
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[4,5]	2,100	2,091
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 2049[4]	2,581	2,492
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[4]	1,809	1,604
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 2.025% 2038[4,5,9]	29,000	28,333
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 2038[4,9]	795	772
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 2045[4,5]	5,000	5,024
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[4]	5,687	5,701
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[4]	8,000	7,756
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[4,9]	14,140	13,209
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[4,9]	1,735	1,613
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[4,9]	16,514	14,667
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[4,5]	2,000	1,994
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.098% 2047[4,5]	1,750	1,735
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 2.52% 2039[4,5,9]	21,169	20,808
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.925% 2038[4,5,9]	28,632	27,730
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 2.275% 2038[4,5,9]	762	734
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[4,9]	21,418	19,124
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 1.676% 2026[4,5,9]	20,624	20,014
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[4]	2,000	1,992
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[4,5]	3,032	3,010
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[4]	4,000	4,015
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.151% 2046[4,5]	8,085	8,039
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 2046[4,5]	12,000	12,045
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[4]	776	775
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[4]	3,000	2,996
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[4]	1,500	1,493
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[4,5]	5,000	4,920
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[4]	750	754
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[4]	4,500	4,495
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 2048[4]	14,000	13,824
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[4]	737	702
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[4]	400	396
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[4,5]	275	262
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.775% 2038[4,5,9]	4,220	4,120
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 2.075% 2038[4,5,9]	1,100	1,069
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 2.375% 2038[4,5,9]	165	161
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,9]	1,408	1,235
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 1.451% 2036[4,5,9]	16,480	15,683
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.801% 2036[4,5,9]	3,000	2,862
Intermediate Bond Fund of America — Page 13 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.606% 2038[4,5,9]	USD39,906	$38,795
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 1.955% 2038[4,5,9]	1,546	1,483
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 1.796% 2039[4,5,9]	32,592	31,513
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[4]	800	791
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[4]	3,000	2,973
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[4]	4,000	3,968
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.083% 2048[4,5]	275	265
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[4]	15,455	14,933
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[4]	4,000	3,981
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[4]	13,000	12,839
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[4,9]	1,000	895
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.497% 2057[4,5]	2,250	2,228
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.554% 2058[4,5]	1,690	1,614
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[4]	9,000	8,596
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[4]	1,000	984
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[4]	150	149
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[4]	1,250	1,241
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[4]	11,100	11,081
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 4.986% 2046[4,5]	3,250	3,239
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[4]	1,500	1,495
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[4,5]	4,900	4,847
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[4,5]	2,750	2,749
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[4]	9,688	9,616
		956,695
Total mortgage-backed obligations		8,058,873
Corporate bonds, notes & loans 19.87% Financials 6.28%
ACE INA Holdings, Inc. 2.875% 2022	1,060	1,063
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	1,800	1,729
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	1,250	1,173
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	46,862	41,952
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	15,592	13,691
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	4,906	4,144
Allstate Corp. 0.75% 2025	6,899	6,282
American Express Co. 1.65% 2026	18,400	16,971
American Express Co. 2.55% 2027	875	833
American Express Co. 4.05% 2029	10,000	10,027
Aon Corp. / Aon Global Holdings PLC 2.85% 2027	10,775	10,299
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[10]	2,549	2,560
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[10]	845	804
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[10]	38,750	36,661
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[10]	14,450	14,073
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[10]	13,274	12,868
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[10]	3,000	2,736
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	1,900	1,755
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[10]	20,599	18,882
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[10]	40,041	36,499
Bank of America Corp. 2.551% 2028 (USD-SOFR + 1.05% on 2/4/2027)[10]	30,775	28,750
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[10]	9,000	9,073
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[10]	600	529
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	4,207	3,478
Intermediate Bond Fund of America — Page 14 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[10]	USD3,578	$3,121
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[10]	5,000	3,863
Bank of New York Mellon Corp. 1.60% 2025	28,000	26,740
Bank of Nova Scotia 1.45% 2025	17,800	16,924
Bank of Nova Scotia 3.45% 2025	1,000	997
Bank of Nova Scotia 1.35% 2026	16,650	15,120
Berkshire Hathaway, Inc. 2.30% 2027	850	818
Berkshire Hathaway, Inc. 2.875% 2032	462	424
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[9,10]	10,000	9,406
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[9,10]	886	792
BNP Paribas 1.675% 2027 (USD-SOFR + 0.912% on 6/30/2026)[9,10]	2,086	1,872
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[9,10]	14,900	12,832
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[9,10]	600	512
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[10]	12,000	12,199
Charles Schwab Corp. 1.15% 2026	1,675	1,535
Charles Schwab Corp. 2.45% 2027	875	833
Citigroup, Inc. 1.281% 2025 (USD-SOFR + 0.528% on 11/3/2024)[10]	616	581
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[10]	15,975	15,214
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[10]	700	631
Citigroup, Inc. 4.658% 2028 (USD-SOFR + 1.887% on 5/24/2027)[10]	10,895	11,117
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[10]	4,979	4,331
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[10]	400	354
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[10]	1,591	1,635
Commonwealth Bank of Australia 2.552% 2027[9]	850	806
Corebridge Financial, Inc. 3.50% 2025[9]	8,458	8,385
Corebridge Financial, Inc. 3.65% 2027[9]	32,226	31,421
Corebridge Financial, Inc. 3.85% 2029[9]	6,512	6,254
Corebridge Financial, Inc. 3.90% 2032[9]	1,683	1,601
Crédit Agricole SA 4.375% 2025[9]	3,025	3,036
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[9,10]	21,863	21,806
Credit Suisse Group AG 3.80% 2023	16,500	16,575
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[9,10]	8,705	7,309
Danske Bank AS 3.875% 2023[9]	15,000	15,067
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[10]	600	532
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[10]	5,900	5,252
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[9,10]	18,650	16,890
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[10]	3,600	3,601
Goldman Sachs Group, Inc. 0.657% 2024 (USD-SOFR + 0.505% on 9/10/2023)[10]	1,205	1,163
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[10]	11,700	11,383
Goldman Sachs Group, Inc. 3.50% 2025	1,433	1,432
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[10]	10,450	9,655
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[10]	35,500	32,156
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[10]	20,000	18,091
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[10]	11,432	10,434
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	9,667	9,019
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[10]	575	561
Goldman Sachs Group, Inc. 2.60% 2030	3,638	3,212
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[10]	509	428
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	4,466	3,853
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	4,033	3,587
Groupe BPCE SA 5.15% 2024[9]	7,545	7,685
Groupe BPCE SA 1.625% 2025[9]	12,000	11,418
Groupe BPCE SA 1.00% 2026[9]	24,000	21,604
Intermediate Bond Fund of America — Page 15 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[9,10]	USD17,325	$15,811
Guardian Life Global Funding 2.90% 2024[9]	21,285	21,158
Guardian Life Global Funding 0.875% 2025[9]	14,800	13,451
Guardian Life Global Funding 1.25% 2027[9]	925	808
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[10]	3,315	3,318
HSBC Holdings PLC 0.732% 2024 (USD-SOFR + 0.534% on 8/17/2023)[10]	1,285	1,241
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[10]	20,450	19,782
HSBC Holdings PLC 1.645% 2026 (USD-SOFR + 1.538% on 4/18/2025)[10]	2,668	2,486
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[10]	13,775	13,738
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[10]	725	660
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/27)[10]	900	900
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[10]	525	455
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[10]	7,809	6,639
HSBC Holdings PLC 2.871% 2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	5,000	4,242
ING Groep NV 4.017% 2028 (USD-SOFR + 1.83% on 3/28/2027)[10]	795	776
Intercontinental Exchange, Inc. 4.00% 2027	775	781
Intercontinental Exchange, Inc. 4.35% 2029	615	621
Intesa Sanpaolo SpA 3.25% 2024[9]	15,000	14,732
Intesa Sanpaolo SpA 3.875% 2027[9]	6,179	5,865
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)[10]	16,150	15,929
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[10]	1,461	1,393
JPMorgan Chase & Co. 0.768% 2025 (USD-SOFR + 0.49% on 8/9/2024)[10]	1,900	1,788
JPMorgan Chase & Co. 0.824% 2025 (USD-SOFR + 0.54% on 6/1/2024)[10]	975	925
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[10]	2,000	1,899
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[10]	41,750	40,416
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[10]	16,445	14,934
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[10]	22,929	21,824
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[10]	10,000	9,516
JPMorgan Chase & Co. 2.595% 2026 (USD-SOFR + 0.915% on 2/24/2025)[10]	12,000	11,616
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[10]	51,100	51,476
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[10]	9,366	8,436
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[10]	15,363	14,081
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[10]	1,350	1,285
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	30,750	31,038
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[10]	295	261
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[10]	775	636
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[10]	351	303
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[10]	842	752
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[10]	10,000	10,011
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]	31,110	28,086
Marsh & McLennan Companies, Inc. 2.375% 2031	160	138
Metropolitan Life Global Funding I 2.40% 2022[9]	16,490	16,498
Metropolitan Life Global Funding I 1.95% 2023[9]	5,000	4,983
Metropolitan Life Global Funding I 0.40% 2024[9]	950	910
Metropolitan Life Global Funding I 0.70% 2024[9]	934	881
Metropolitan Life Global Funding I 0.95% 2025[9]	31,676	29,442
Metropolitan Life Global Funding I 3.45% 2026[9]	1,650	1,626
Metropolitan Life Global Funding I 1.875% 2027[9]	32,650	30,287
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	2,750	2,558
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[10]	22,838	22,456
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[10]	6,479	6,509
Morgan Stanley 0.79% 2025 (USD-SOFR + 0.525% on 5/30/2024)[10]	16,965	16,021
Intermediate Bond Fund of America — Page 16 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[10]	USD2,000	$1,914
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[10]	33,987	32,008
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[10]	5,000	4,897
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[10]	35,487	31,979
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[10]	46,815	44,764
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[10]	1,000	969
Morgan Stanley 3.125% 2026	770	749
Morgan Stanley 3.875% 2026	7,200	7,223
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[10]	41,270	37,358
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[10]	15,530	14,150
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[10]	11,515	10,736
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[10]	9,656	9,677
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[10]	3,837	3,243
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[10]	105	94
National Australia Bank, Ltd. 1.887% 2027[9]	17,000	15,684
National Securities Clearing Corp. 0.40% 2023[9]	40,000	38,474
NatWest Group PLC 1.642% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[10]	20,000	17,970
New York Life Global Funding 2.25% 2022[9]	11,120	11,131
New York Life Global Funding 0.90% 2024[9]	1,000	950
New York Life Global Funding 2.875% 2024[9]	10,430	10,383
New York Life Global Funding 0.95% 2025[9]	3,368	3,134
New York Life Global Funding 2.00% 2025[9]	24,000	23,201
New York Life Global Funding 0.85% 2026[9]	20,870	19,041
Nordea Bank AB 3.60% 2025[9]	20,000	19,998
Northwestern Mutual Global Funding 0.60% 2024[9]	1,350	1,291
Northwestern Mutual Global Funding 0.80% 2026[9]	43,438	39,534
Northwestern Mutual Global Funding 1.75% 2027[9]	650	596
PNC Bank 3.30% 2024	1,110	1,111
PNC Financial Services Group, Inc. 2.854% 2022[10]	5,000	5,016
Progressive Corp. 2.50% 2027	852	812
Progressive Corp. 3.00% 2032	375	347
Royal Bank of Canada 0.425% 2024	1,968	1,895
Royal Bank of Canada 0.75% 2024	16,220	15,314
Royal Bank of Canada 1.20% 2026	20,000	18,200
Sumitomo Mitsui Banking Corp. 0.948% 2026	866	780
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	20,000	19,694
Toronto-Dominion Bank 0.45% 2023	2,500	2,434
Toronto-Dominion Bank 1.45% 2025	7,500	7,160
Toronto-Dominion Bank 1.20% 2026	21,000	19,096
Toronto-Dominion Bank 1.25% 2026	29,648	26,725
Toronto-Dominion Bank 1.95% 2027	18,000	16,613
U.S. Bancorp 2.40% 2024	2,400	2,372
U.S. Bancorp 2.215% 2028 (USD-SOFR + 0.73% on 1/27/2027)[10]	650	607
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[10]	642	608
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[10]	55,000	53,360
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[10]	10,280	9,785
Wells Fargo & Company 3.00% 2026	7,847	7,614
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[10]	36,249	36,263
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[10]	11,244	10,896
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[10]	8,540	8,308
Intermediate Bond Fund of America — Page 17 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[10]	USD2,740	$2,530
Willis North America, Inc. 4.65% 2027	10,800	10,893
		1,908,858
Utilities 3.49%
AEP Transmission Co., LLC 3.10% 2026	7,000	6,861
Ameren Corp. 1.75% 2028	500	443
American Electric Power Company, Inc. 1.00% 2025	2,950	2,703
American Electric Power Company, Inc. 4.30% 2028	8,285	8,290
American Transmission Systems, Inc. 2.65% 2032[9]	5,125	4,467
Avangrid, Inc. 3.20% 2025	13,439	13,263
CenterPoint Energy, Inc. 1.45% 2026	1,250	1,144
CenterPoint Energy, Inc. 2.40% 2026	10,000	9,559
CenterPoint Energy, Inc. 2.65% 2031	5,460	4,759
Cleveland Electric Illuminating Co. 4.55% 2030[9]	7,150	7,232
CMS Energy Corp. 3.00% 2026	13,049	12,684
CMS Energy Corp. 3.45% 2027	13,000	12,825
Commonwealth Edison Company 2.55% 2026	14,978	14,509
Connecticut Light and Power Co. 0.75% 2025	13,912	12,671
Connecticut Light and Power Co. 2.05% 2031	5,000	4,306
Consumers Energy Co. 3.80% 2028	8,225	8,223
Dominion Resources, Inc. 3.375% 2030	6,791	6,364
Dominion Resources, Inc., junior subordinated, 3.071% 2024[10]	5,775	5,751
DTE Energy Company 2.85% 2026	10,000	9,632
DTE Energy Company 1.90% 2028	41,002	37,108
DTE Energy Company 3.00% 2032	8,925	8,271
Duke Energy Carolinas, LLC 3.05% 2023	2,000	2,012
Duke Energy Carolinas, LLC 2.95% 2026	1,000	980
Duke Energy Carolinas, LLC 3.95% 2028	2,001	2,013
Duke Energy Corp. 2.55% 2031	1,237	1,061
Duke Energy Florida, LLC 3.20% 2027	411	408
Duke Energy Florida, LLC 2.50% 2029	536	486
Duke Energy Florida, LLC 1.75% 2030	21,619	18,265
Duke Energy Ohio, Inc. 3.65% 2029	88	86
Duke Energy Progress, LLC 3.375% 2023	10,695	10,726
Edison International 3.55% 2024	8,551	8,489
Edison International 4.95% 2025	7,928	8,112
Edison International 5.75% 2027	4,553	4,732
Emera US Finance LP 0.833% 2024	550	518
Emera US Finance LP 2.639% 2031	400	345
Enel Finance International SA 1.875% 2028[9]	3,575	3,125
Entergy Corp. 0.90% 2025	6,025	5,494
Entergy Corp. 2.40% 2026	9,647	9,102
Entergy Corp. 3.12% 2027	5,705	5,513
Entergy Corp. 1.90% 2028	20,000	17,550
Entergy Corp. 2.40% 2031	425	358
Entergy Louisiana, LLC 0.95% 2024	11,200	10,618
Eversource Energy 2.375% 2022	1,414	1,415
Eversource Energy 1.40% 2026	39,525	36,038
FirstEnergy Corp. 2.05% 2025	16,935	15,835
FirstEnergy Corp. 1.60% 2026	27,793	25,272
FirstEnergy Corp. 3.50% 2028[9]	4,975	4,759
FirstEnergy Corp. 4.10% 2028[9]	7,800	7,720
FirstEnergy Corp. 2.25% 2030	1,500	1,260
Intermediate Bond Fund of America — Page 18 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 2.65% 2030	USD1,500	$1,315
FirstEnergy Corp. 7.375% 2031	6,354	7,512
FirstEnergy Corp., Series A, 3.10% 2022[10]	49,850	49,732
FirstEnergy Corp., Series B, 4.40% 2027[10]	10,326	10,263
FirstEnergy Transmission, LLC 2.866% 2028[9]	30,900	27,314
Florida Power & Light Company 2.85% 2025	3,250	3,239
Florida Power & Light Company 2.45% 2032	7,500	6,703
Gulf Power Co. 3.30% 2027	7,528	7,401
Jersey Central Power & Light Co. 4.30% 2026[9]	19,979	20,045
MidAmerican Energy Holdings Co. 3.10% 2027	2,273	2,223
Monongahela Power Co. 3.55% 2027[9]	28,937	27,937
NextEra Energy Capital Holdings, Inc. 0.65% 2023	1,900	1,871
Niagara Mohawk Power Corp. 3.508% 2024[9]	3,100	3,077
Oncor Electric Delivery Company, LLC 2.75% 2024	2,550	2,539
Oncor Electric Delivery Company, LLC 0.55% 2025	24,275	22,159
Oncor Electric Delivery Company, LLC 2.75% 2030	475	442
Pacific Gas and Electric Co. 1.367% 2023	4,000	3,909
Pacific Gas and Electric Co. 3.25% 2023	12,300	12,252
Pacific Gas and Electric Co. 3.85% 2023	28,608	28,561
Pacific Gas and Electric Co. 4.25% 2023	11,710	11,781
Pacific Gas and Electric Co. 3.25% 2024	5,315	5,243
Pacific Gas and Electric Co. 3.40% 2024	2,500	2,450
Pacific Gas and Electric Co. 3.75% 2024	15,291	15,189
Pacific Gas and Electric Co. 3.45% 2025	4,972	4,782
Pacific Gas and Electric Co. 3.50% 2025	4,874	4,719
Pacific Gas and Electric Co. 3.15% 2026	440	414
Pacific Gas and Electric Co. 2.10% 2027	19,674	17,135
Pacific Gas and Electric Co. 3.30% 2027	20,151	18,581
Pacific Gas and Electric Co. 3.30% 2027	3,540	3,225
Pacific Gas and Electric Co. 3.00% 2028	1,850	1,650
Pacific Gas and Electric Co. 4.55% 2030	9,624	8,969
Pacific Gas and Electric Co. 2.50% 2031	25,065	20,010
Pacific Gas and Electric Co. 3.25% 2031	7,300	6,134
Progress Energy, Inc. 7.00% 2031	840	978
Public Service Company of Colorado 2.25% 2022	3,500	3,500
Public Service Company of Colorado 3.70% 2028	1,355	1,349
Public Service Company of Colorado 1.875% 2031	7,925	6,739
Public Service Company of Colorado 1.90% 2031	1,566	1,345
Public Service Electric and Gas Co. 3.00% 2025	3,734	3,703
Public Service Electric and Gas Co. 3.70% 2028	805	803
Public Service Electric and Gas Co. 1.90% 2031	3,372	2,859
Public Service Electric and Gas Co. 3.10% 2032	6,080	5,690
Public Service Enterprise Group, Inc. 2.25% 2026	7,177	6,823
Public Service Enterprise Group, Inc. 3.00% 2027	429	418
Southern California Edison Co. 0.975% 2024	49,195	46,862
Southern California Edison Co. 3.70% 2025	2,000	1,995
Southern California Edison Co. 1.20% 2026	7,747	7,036
Southern California Edison Co. 4.70% 2027	15,000	15,258
Southern California Edison Co. 3.65% 2028	10,000	9,636
Southern California Edison Co. 2.85% 2029	21,725	19,579
Southern California Edison Co. 2.25% 2030	9,412	8,036
Southern California Edison Co. 2.50% 2031	6,000	5,143
Southern California Edison Co. 2.75% 2032	8,000	6,945
Southern California Gas Company 2.55% 2030	4,500	4,056
Intermediate Bond Fund of America — Page 19 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southwestern Electric Power Co. 1.65% 2026	USD13,068	$12,051
Virginia Electric and Power Co. 2.95% 2026	11,937	11,585
Virginia Electric and Power Co. 2.875% 2029	4,500	4,186
Virginia Electric and Power Co. 2.30% 2031	100	87
Virginia Electric and Power Co. 2.40% 2032	13,350	11,685
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,335
WEC Energy Group, Inc. 0.55% 2023	20,000	19,446
WEC Energy Group, Inc. 0.80% 2024	8,350	7,979
WEC Energy Group, Inc. 1.375% 2027	30,000	26,381
WEC Energy Group, Inc. 2.20% 2028	16,325	14,585
Wisconsin Electric Power Co. 1.70% 2028	1,800	1,597
Wisconsin Power and Light Co. 1.95% 2031	100	84
Xcel Energy, Inc. 3.35% 2026	3,349	3,296
Xcel Energy, Inc. 1.75% 2027	30,057	27,366
Xcel Energy, Inc. 3.40% 2030	6,403	6,033
Xcel Energy, Inc. 2.35% 2031	350	297
		1,058,879
Health care 1.91%
AbbVie, Inc. 2.60% 2024	15,428	15,212
AbbVie, Inc. 3.80% 2025	22,690	22,956
AbbVie, Inc. 2.95% 2026	1,609	1,566
AmerisourceBergen Corp. 0.737% 2023	22,856	22,544
AmerisourceBergen Corp. 2.70% 2031	500	442
Amgen, Inc. 3.00% 2029	460	436
Amgen, Inc. 3.35% 2032	7,782	7,333
Anthem, Inc. 2.375% 2025	33,250	32,616
Anthem, Inc. 4.10% 2032	9,244	9,253
AstraZeneca Finance, LLC 0.70% 2024	1,300	1,245
AstraZeneca Finance, LLC 1.20% 2026	39,473	36,278
AstraZeneca Finance, LLC 1.75% 2028	6,173	5,583
AstraZeneca Finance, LLC 2.25% 2031	22	20
AstraZeneca PLC 2.375% 2022	20,000	20,003
AstraZeneca PLC 3.50% 2023	15,420	15,567
AstraZeneca PLC 0.70% 2026	19,766	17,891
Baxter International, Inc. 1.322% 2024[9]	1,250	1,186
Baxter International, Inc. 1.915% 2027[9]	1,000	916
Baxter International, Inc. 2.272% 2028[9]	750	671
Boston Scientific Corp. 3.45% 2024	7,820	7,883
Boston Scientific Corp. 1.90% 2025	4,880	4,649
Centene Corp. 2.45% 2028	6,905	6,212
Centene Corp. 2.50% 2031	8,370	7,149
Centene Corp. 2.625% 2031	3,290	2,829
Cigna Corp. 4.125% 2025	35	36
Cigna Corp. 1.25% 2026	32,154	29,453
CVS Health Corp. 1.30% 2027	25,000	22,152
CVS Health Corp. 3.625% 2027	5,440	5,425
CVS Health Corp. 3.25% 2029	1,705	1,606
CVS Health Corp. 1.875% 2031	3,295	2,739
Eli Lilly and Company 2.75% 2025	3,857	3,836
Eli Lilly and Company 3.375% 2029	206	204
EMD Finance, LLC 3.25% 2025[9]	34,412	34,199
GlaxoSmithKline PLC 3.375% 2023	1,772	1,791
GlaxoSmithKline PLC 3.625% 2025	10,000	10,166
Intermediate Bond Fund of America — Page 20 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA, Inc. 3.125% 2027[9]	USD20,875	$19,899
HCA, Inc. 3.375% 2029[9]	3,524	3,265
HCA, Inc. 3.625% 2032[9]	2,666	2,437
Humana, Inc. 3.70% 2029	4,547	4,446
Laboratory Corporation of America Holdings 1.55% 2026	874	800
Merck & Co., Inc. 2.80% 2023	26,506	26,618
Merck & Co., Inc. 2.90% 2024	11,284	11,322
Merck & Co., Inc. 2.75% 2025	1,083	1,081
Merck & Co., Inc. 1.70% 2027	12,472	11,567
Merck & Co., Inc. 1.90% 2028	626	571
Merck & Co., Inc. 2.15% 2031	396	351
Novartis Capital Corp. 1.75% 2025	2,145	2,092
Novartis Capital Corp. 2.00% 2027	2,260	2,144
Novartis Capital Corp. 2.20% 2030	13,430	12,107
Pfizer, Inc. 2.95% 2024	2,750	2,762
Pfizer, Inc. 2.75% 2026	779	767
Roche Holdings, Inc. 2.314% 2027[9]	1,000	953
Roche Holdings, Inc. 1.93% 2028[9]	1,200	1,087
Roche Holdings, Inc. 2.076% 2031[9]	800	700
Shire PLC 2.875% 2023	5,685	5,668
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	30,000	30,538
Thermo Fisher Scientific, Inc. 1.75% 2028	2,703	2,398
Thermo Fisher Scientific, Inc. 2.00% 2031	9	8
UnitedHealth Group, Inc. 2.375% 2024	8,045	7,956
UnitedHealth Group, Inc. 1.15% 2026	26,607	24,539
UnitedHealth Group, Inc. 3.70% 2027	655	662
UnitedHealth Group, Inc. 4.00% 2029	31,625	32,141
UnitedHealth Group, Inc. 2.00% 2030	15,760	13,882
UnitedHealth Group, Inc. 2.30% 2031	1,699	1,514
UnitedHealth Group, Inc. 4.20% 2032	3,066	3,142
		579,464
Consumer discretionary 1.86%
Amazon.com, Inc. 0.25% 2023	19,120	18,782
Amazon.com, Inc. 0.45% 2024	1,325	1,271
Amazon.com, Inc. 1.00% 2026	1,000	923
Amazon.com, Inc. 1.20% 2027	625	564
Amazon.com, Inc. 3.30% 2027	875	874
Amazon.com, Inc. 1.65% 2028	650	587
American Honda Finance Corp. 2.60% 2022	12,000	12,027
American Honda Finance Corp. 0.55% 2024	25,727	24,399
American Honda Finance Corp. 0.75% 2024	10,000	9,514
American Honda Finance Corp. 1.00% 2025	13,000	12,034
American Honda Finance Corp. 1.20% 2025	15,273	14,287
American Honda Finance Corp. 1.30% 2026	19,960	18,220
American Honda Finance Corp. 2.00% 2028	725	659
Bayerische Motoren Werke AG 0.75% 2024[9]	15,000	14,248
Bayerische Motoren Werke AG 0.80% 2024[9]	10,643	10,222
Bayerische Motoren Werke AG 3.15% 2024[9]	28,171	28,231
Bayerische Motoren Werke AG 1.25% 2026[9]	9,825	8,951
Bayerische Motoren Werke AG 2.55% 2031[9]	14,910	13,178
BMW Finance NV 2.25% 2022[9]	22,500	22,531
Daimler Trucks Finance North America, LLC 1.125% 2023[9]	600	582
Daimler Trucks Finance North America, LLC 1.625% 2024[9]	650	620
Intermediate Bond Fund of America — Page 21 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Daimler Trucks Finance North America, LLC 3.50% 2025[9]	USD10,000	$9,947
Daimler Trucks Finance North America, LLC 2.00% 2026[9]	8,975	8,264
Daimler Trucks Finance North America, LLC 3.65% 2027[9]	3,940	3,865
Daimler Trucks Finance North America, LLC 2.375% 2028[9]	7,025	6,240
Daimler Trucks Finance North America, LLC 2.50% 2031[9]	375	315
DaimlerChrysler North America Holding Corp. 2.55% 2022[9]	5,000	5,006
DaimlerChrysler North America Holding Corp. 0.75% 2024[9]	1,350	1,295
DaimlerChrysler North America Holding Corp. 2.70% 2024[9]	8,000	7,914
DaimlerChrysler North America Holding Corp. 1.45% 2026[9]	18,350	16,881
General Motors Financial Co. 1.05% 2024	3,425	3,284
General Motors Financial Co. 1.20% 2024	10,000	9,449
General Motors Financial Co. 2.75% 2025	15,456	14,895
General Motors Financial Co. 2.90% 2025	1,000	973
General Motors Financial Co. 1.50% 2026	15,105	13,546
General Motors Financial Co. 2.70% 2027	8,513	7,701
General Motors Financial Co. 2.40% 2028	600	524
General Motors Financial Co. 2.70% 2031	300	248
Home Depot, Inc. 2.50% 2027	750	719
Home Depot, Inc. 1.50% 2028	6,102	5,415
Hyundai Capital America 3.25% 2022[9]	5,008	5,018
Hyundai Capital America 0.80% 2023[9]	45,800	44,910
Hyundai Capital America 0.875% 2024[9]	12,440	11,762
Hyundai Capital America 1.80% 2025[9]	6,831	6,328
Hyundai Capital America 1.30% 2026[9]	885	798
Hyundai Capital America 1.50% 2026[9]	40,068	35,914
Hyundai Capital America 1.65% 2026[9]	7,115	6,359
Hyundai Capital America 2.375% 2027[9]	745	669
Hyundai Capital America 2.00% 2028[9]	575	495
Hyundai Capital America 2.10% 2028[9]	5,250	4,520
Stellantis Finance US, Inc. 1.711% 2027[9]	5,925	5,280
Stellantis Finance US, Inc. 2.691% 2031[9]	8,375	6,924
Toyota Motor Corp. 1.339% 2026	2,670	2,476
Toyota Motor Credit Corp. 2.70% 2023	4,890	4,893
Toyota Motor Credit Corp. 0.45% 2024	1,500	1,448
Toyota Motor Credit Corp. 0.625% 2024	15,000	14,259
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,067
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,106
Toyota Motor Credit Corp. 0.80% 2026	7,285	6,649
Toyota Motor Credit Corp. 1.125% 2026	5,268	4,820
Toyota Motor Credit Corp. 1.90% 2028	9,400	8,552
Volkswagen Group of America Finance, LLC 2.70% 2022[9]	21,732	21,747
Volkswagen Group of America Finance, LLC 3.125% 2023[9]	10,000	10,015
Volkswagen Group of America Finance, LLC 4.25% 2023[9]	9,500	9,633
Volkswagen Group of America Finance, LLC 2.85% 2024[9]	6,176	6,083
Volkswagen Group of America Finance, LLC 1.25% 2025[9]	655	600
		564,510
Communication services 1.53%
Alphabet, Inc. 0.80% 2027	4,270	3,809
AT&T, Inc. 1.70% 2026	52,567	49,008
AT&T, Inc. 2.30% 2027	33,074	30,909
AT&T, Inc. 1.65% 2028	12,360	10,961
AT&T, Inc. 4.30% 2030	760	767
AT&T, Inc. 2.75% 2031	9,750	8,739
Intermediate Bond Fund of America — Page 22 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2024	USD42,050	$42,718
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	9,407	7,874
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	931	738
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	10,000	9,410
Comcast Corp. 3.95% 2025	25,105	25,634
Comcast Corp. 2.65% 2030	10,306	9,537
Comcast Corp. 1.50% 2031	6,000	4,984
Comcast Corp. 1.95% 2031	6,874	5,921
Magallanes, Inc. 3.638% 2025[9]	12,458	12,309
Magallanes, Inc. 3.755% 2027[9]	31,946	31,045
Magallanes, Inc. 4.054% 2029[9]	3,820	3,662
Magallanes, Inc. 4.279% 2032[9]	291	272
Netflix, Inc. 4.875% 2028	13,635	13,536
Netflix, Inc. 5.875% 2028	14,609	15,167
Netflix, Inc. 5.375% 2029[9]	3,880	3,914
Netflix, Inc. 6.375% 2029	325	346
Netflix, Inc. 4.875% 2030[9]	2,295	2,259
SBA Tower Trust 1.631% 2026[9]	33,592	30,311
Take-Two Interactive Software, Inc. 3.30% 2024	10,735	10,726
Take-Two Interactive Software, Inc. 3.70% 2027	7,158	7,079
T-Mobile US, Inc. 3.50% 2025	19,675	19,541
T-Mobile US, Inc. 1.50% 2026	7,500	6,874
T-Mobile US, Inc. 3.75% 2027	29,000	28,670
T-Mobile US, Inc. 2.05% 2028	950	848
T-Mobile US, Inc. 3.875% 2030	3,534	3,402
T-Mobile US, Inc. 2.25% 2031	447	372
Verizon Communications, Inc. 2.10% 2028	4,500	4,096
Verizon Communications, Inc. 1.68% 2030	11,213	9,313
Verizon Communications, Inc. 1.75% 2031	953	791
Verizon Communications, Inc. 2.55% 2031	30,246	26,807
Verizon Communications, Inc. 2.355% 2032	25,043	21,592
		463,941
Consumer staples 1.25%
7-Eleven, Inc. 0.625% 2023[9]	8,555	8,438
7-Eleven, Inc. 0.80% 2024[9]	1,180	1,130
7-Eleven, Inc. 0.95% 2026[9]	12,701	11,437
7-Eleven, Inc. 1.30% 2028[9]	11,240	9,611
7-Eleven, Inc. 1.80% 2031[9]	28,512	23,005
Altria Group, Inc. 2.35% 2025	6,902	6,630
Altria Group, Inc. 4.40% 2026	8,708	8,839
Altria Group, Inc. 4.80% 2029	1,761	1,761
Altria Group, Inc. 2.45% 2032	25,444	20,546
British American Tobacco PLC 2.789% 2024	35,000	34,368
British American Tobacco PLC 3.215% 2026	25,000	23,908
British American Tobacco PLC 4.70% 2027	3,931	3,910
British American Tobacco PLC 4.448% 2028	500	487
British American Tobacco PLC 3.462% 2029	1,000	891
Coca-Cola Company 1.00% 2028	21,250	18,669
Conagra Brands, Inc. 4.30% 2024	33,821	34,303
Conagra Brands, Inc. 1.375% 2027	17,415	14,933
Constellation Brands, Inc. 3.60% 2024	800	807
Constellation Brands, Inc. 4.35% 2027	10,515	10,629
Constellation Brands, Inc. 4.75% 2032	122	125
Intermediate Bond Fund of America — Page 23 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr Pepper, Inc. 4.417% 2025	USD1,271	$1,301
Nestlé Holdings, Inc. 3.35% 2023[9]	2,000	2,022
Nestlé Holdings, Inc. 0.625% 2026[9]	10,000	9,096
Nestlé Holdings, Inc. 1.00% 2027[9]	5,700	5,033
Nestlé Holdings, Inc. 1.15% 2027[9]	20,285	18,394
Nestlé Holdings, Inc. 1.50% 2028[9]	35,000	31,035
PepsiCo, Inc. 1.625% 2030	2,236	1,937
PepsiCo, Inc. 1.95% 2031	12,003	10,453
Philip Morris International, Inc. 2.375% 2022	13,000	13,010
Philip Morris International, Inc. 2.50% 2022	15,000	15,024
Philip Morris International, Inc. 1.50% 2025	15,436	14,696
Philip Morris International, Inc. 0.875% 2026	9,206	8,285
Procter & Gamble Company 0.55% 2025	2,020	1,870
Procter & Gamble Company 1.00% 2026	3,286	3,043
Procter & Gamble Company 1.20% 2030	1,000	835
Reynolds American, Inc. 4.45% 2025	5,940	6,021
Unilever Capital Corp. 2.60% 2024	1,200	1,195
Wal-Mart Stores, Inc. 1.05% 2026	915	841
Wal-Mart Stores, Inc. 1.50% 2028	675	602
		379,120
Industrials 0.99%
3M Co. 3.25% 2024	22,000	22,210
3M Co. 2.65% 2025	8,000	7,920
Boeing Company 4.508% 2023	4,000	4,037
Boeing Company 1.95% 2024	25,000	24,389
Boeing Company 4.875% 2025	2,500	2,532
Boeing Company 2.196% 2026	30,925	28,352
Boeing Company 2.75% 2026	10,788	10,170
Boeing Company 5.04% 2027	552	555
Boeing Company 3.25% 2028	10,621	9,813
Boeing Company 5.15% 2030	5,104	5,080
Boeing Company 3.625% 2031	297	267
Canadian Pacific Railway, Ltd. 1.75% 2026	15,798	14,568
Canadian Pacific Railway, Ltd. 2.45% 2031	4,149	3,659
Emerson Electric Co. 1.80% 2027	6,753	6,184
General Dynamics Corp. 1.15% 2026	31,150	28,552
General Dynamics Corp. 2.25% 2031	273	244
General Electric Capital Corp. 4.418% 2035	325	321
Honeywell International, Inc. 2.30% 2024	24,100	23,875
L3Harris Technologies, Inc. 1.80% 2031	275	226
Lockheed Martin Corp. 1.85% 2030	1,876	1,630
Lockheed Martin Corp. 3.60% 2035	123	118
Lockheed Martin Corp. 4.50% 2036	723	747
Masco Corp. 1.50% 2028	4,158	3,605
Otis Worldwide Corp. 2.293% 2027	2,000	1,852
Raytheon Technologies Corp. 1.90% 2031	788	664
Raytheon Technologies Corp. 2.375% 2032	425	371
Siemens AG 0.40% 2023[9]	12,011	11,830
Siemens AG 0.65% 2024[9]	11,363	10,935
Siemens AG 1.20% 2026[9]	10,147	9,316
Siemens AG 1.70% 2028[9]	625	558
Union Pacific Corp. 3.50% 2023	38,750	39,072
Union Pacific Corp. 3.15% 2024	9,803	9,828
Intermediate Bond Fund of America — Page 24 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 2.15% 2027	USD1,500	$1,411
Union Pacific Corp. 2.375% 2031	10,325	9,161
Union Pacific Corp. 2.80% 2032	7,203	6,579
United Technologies Corp. 3.65% 2023	178	180
		300,811
Information technology 0.91%
Analog Devices, Inc. 1.70% 2028	5,830	5,201
Analog Devices, Inc. 2.10% 2031	182	159
Apple, Inc. 1.80% 2024	2,200	2,161
Apple, Inc. 0.55% 2025	20,000	18,588
Apple, Inc. 1.125% 2025	6,660	6,343
Apple, Inc. 0.70% 2026	19,359	17,881
Apple, Inc. 1.20% 2028	10,000	8,943
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,500	7,385
Broadcom, Inc. 3.15% 2025	15,000	14,578
Broadcom, Inc. 1.95% 2028[9]	5,558	4,841
Broadcom, Inc. 4.00% 2029[9]	181	173
Fidelity National Information Services, Inc. 0.375% 2023	3,825	3,762
Fidelity National Information Services, Inc. 0.60% 2024	1,265	1,210
Fidelity National Information Services, Inc. 1.15% 2026	10,510	9,532
Fidelity National Information Services, Inc. 1.65% 2028	1,266	1,107
Fiserv, Inc. 3.20% 2026	51,000	49,586
Fiserv, Inc. 2.65% 2030	258	225
Fortinet, Inc. 1.00% 2026	1,068	958
Global Payments, Inc. 2.65% 2025	1,300	1,265
Global Payments, Inc. 2.90% 2030	1,604	1,404
Intuit, Inc. 0.95% 2025	1,455	1,358
Intuit, Inc. 1.35% 2027	1,325	1,193
Mastercard, Inc. 1.90% 2031	500	438
Mastercard, Inc. 2.00% 2031	163	141
Microsoft Corp. 2.40% 2026	1,377	1,353
Oracle Corp. 1.65% 2026	32,540	29,662
Oracle Corp. 2.30% 2028	26,415	23,345
Oracle Corp. 2.875% 2031	21,359	18,196
PayPal Holdings, Inc. 1.35% 2023	10,020	9,904
PayPal Holdings, Inc. 3.90% 2027	11,364	11,517
PayPal Holdings, Inc. 2.30% 2030	1,833	1,608
PayPal Holdings, Inc. 4.40% 2032	4,155	4,212
Roper Technologies, Inc. 1.00% 2025	8,000	7,349
salesforce.com, inc. 1.50% 2028	8,025	7,174
salesforce.com, inc. 1.95% 2031	150	130
VeriSign, Inc. 2.70% 2031	3,437	2,874
Visa, Inc. 0.75% 2027	500	443
		276,199
Real estate 0.79%
Alexandria Real Estate Equities, Inc. 3.80% 2026	3,875	3,849
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,250	1,244
Alexandria Real Estate Equities, Inc. 2.75% 2029	2,285	2,060
American Campus Communities, Inc. 4.125% 2024	5,230	5,305
American Campus Communities, Inc. 3.30% 2026	7,540	7,448
American Tower Corp. 1.45% 2026	14,181	12,676
American Tower Corp. 1.60% 2026	29,243	26,706
Intermediate Bond Fund of America — Page 25 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
American Tower Corp. 3.65% 2027	USD635	$618
American Tower Corp. 2.70% 2031	255	217
American Tower Corp. 4.05% 2032	75	71
Corporate Office Properties LP 2.25% 2026	3,253	3,003
Corporate Office Properties LP 2.00% 2029	4,494	3,761
Corporate Office Properties LP 2.75% 2031	1,289	1,085
Crown Castle International Corp. 2.50% 2031	335	283
Equinix, Inc. 2.625% 2024	30,443	29,838
Equinix, Inc. 1.25% 2025	14,633	13,533
Equinix, Inc. 1.45% 2026	17,553	15,901
Equinix, Inc. 1.80% 2027	6,163	5,465
Equinix, Inc. 1.55% 2028	4,910	4,222
Equinix, Inc. 2.00% 2028	13,563	11,939
Equinix, Inc. 2.15% 2030	7,462	6,275
Equinix, Inc. 2.50% 2031	337	286
Extra Space Storage, Inc. 2.35% 2032	79	65
Invitation Homes Operating Partnership LP 2.30% 2028	7,745	6,778
Invitation Homes Operating Partnership LP 2.00% 2031	228	183
Public Storage 1.85% 2028	15,427	13,695
Public Storage 1.95% 2028	3,041	2,701
Scentre Group 3.25% 2025[9]	1,360	1,329
Sun Communities Operating LP 2.30% 2028	8,627	7,566
Sun Communities Operating LP 2.70% 2031	353	299
Sun Communities Operating LP 4.20% 2032	360	339
VICI Properties LP 4.375% 2025	10,073	10,041
VICI Properties LP 4.75% 2028	38,841	38,469
VICI Properties LP 4.95% 2030	600	590
WEA Finance, LLC 3.75% 2024[9]	3,790	3,731
		241,571
Energy 0.65%
Baker Hughes Co. 2.061% 2026	3,307	3,084
BP Capital Markets America, Inc. 2.721% 2032	8,700	7,838
Canadian Natural Resources, Ltd. 2.95% 2023	9,000	9,016
Canadian Natural Resources, Ltd. 2.05% 2025	1,840	1,747
Chevron Corp. 1.554% 2025	10,000	9,595
Chevron Corp. 1.995% 2027	7,111	6,681
Chevron USA, Inc. 0.687% 2025	3,543	3,292
Chevron USA, Inc. 1.018% 2027	2,992	2,660
Continental Resources, Inc. 2.875% 2032[9]	163	137
Enbridge, Inc. 2.90% 2022	22,500	22,512
Energy Transfer Operating LP 2.90% 2025	2,690	2,623
Energy Transfer Operating LP 3.75% 2030	1,340	1,248
Energy Transfer Partners LP 4.20% 2023	8,105	8,206
Exxon Mobil Corp. 2.019% 2024	7,299	7,195
Exxon Mobil Corp. 2.992% 2025	5,000	4,997
Exxon Mobil Corp. 2.61% 2030	5,550	5,134
Kinder Morgan, Inc. 4.30% 2028	500	501
MPLX LP 1.75% 2026	7,911	7,244
ONEOK, Inc. 2.20% 2025	878	827
ONEOK, Inc. 5.85% 2026	26,677	28,115
ONEOK, Inc. 4.55% 2028	9,117	9,079
ONEOK, Inc. 6.35% 2031	4,604	5,021
Pioneer Natural Resources Company 1.125% 2026	12,333	11,254
Intermediate Bond Fund of America — Page 26 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Qatar Petroleum 1.375% 2026[9]	USD1,700	$1,569
SA Global Sukuk, Ltd. 1.602% 2026[9]	17,335	16,083
Saudi Arabian Oil Co. 1.625% 2025[9]	1,920	1,804
Shell International Finance BV 2.00% 2024	3,200	3,145
Total Capital International 2.434% 2025	6,245	6,138
TransCanada PipeLines, Ltd. 2.50% 2022	10,000	10,002
Williams Companies, Inc. 3.50% 2030	494	460
		197,207
Materials 0.21%
Anglo American Capital PLC 5.375% 2025[9]	10,000	10,376
ArcelorMittal 3.60% 2024	2,058	2,062
Dow Chemical Co. 2.10% 2030	12,000	10,272
Ecolab, Inc. 1.65% 2027	775	717
Glencore Funding, LLC 1.625% 2026[9]	21,000	19,054
International Flavors & Fragrances, Inc. 1.23% 2025[9]	10,000	9,178
International Flavors & Fragrances, Inc. 1.832% 2027[9]	5,062	4,461
LYB International Finance III, LLC 1.25% 2025	1,227	1,130
LYB International Finance III, LLC 2.25% 2030	1,192	1,020
Praxair, Inc. 1.10% 2030	4,191	3,431
Sherwin-Williams Company 2.20% 2032	475	400
Vale Overseas, Ltd. 3.75% 2030	2,291	2,136
		64,237
Total corporate bonds, notes & loans		6,034,797
Asset-backed obligations 8.01%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[4,9]	10,355	10,346
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[4,9]	3,231	3,241
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[4,9]	24,180	23,834
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[4,9]	35,500	35,770
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[4,9]	15,377	14,751
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[4,9]	24,707	22,175
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[4,9]	6,742	6,264
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[4,9]	692	657
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[4,9]	31,726	31,225
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,9]	30,069	28,705
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[4,9]	13,223	12,939
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[4,5,9]	11,352	11,352
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[4,5,9]	28,009	27,835
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[4,5,9]	16,982	16,728
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 2.894% 2029[4,5,9]	12,500	12,241
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[4,9]	2,026	2,023
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,9]	2,114	2,102
American Express Credit Account Master Trust, Series 2018-5, Class A, 1.215% 2025[4,5]	1,060	1,059
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[4,9]	18,885	18,847
American Homes 4 Rent, Series 2015-SFR1, Class A, 3.467% 2052[4,9]	1,737	1,722
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[4,9]	39,543	39,189
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[4,9]	6,605	6,589
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[4]	2,435	2,422
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 2.056% 2028[4,5,9]	32,323	31,914
Intermediate Bond Fund of America — Page 27 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[4,5,9]	USD44,485	$43,896
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[4,9]	2,374	2,351
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[4,9]	8,500	8,249
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[4,9]	7,310	6,907
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[4,9]	1,048	959
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,9]	8,954	8,550
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[4,9]	1,748	1,575
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[4,9]	11,765	11,513
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[4,9]	3,897	3,386
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[4]	523	503
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[4]	1,496	1,430
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[4,9]	13,071	11,930
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,9]	4,373	3,937
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[4,5,9]	53,874	53,185
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[4,9]	55,853	51,303
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[4,9]	10,695	9,409
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[4,9]	38,615	34,854
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 2.798% 2029[4,5,9]	3,500	3,429
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 1.185% 2025[4,5]	1,070	1,071
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[4,9]	4,058	3,685
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[4,9]	2,531	2,311
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[4,9]	9,300	8,430
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[4,9]	4,639	4,164
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,5,9]	179	179
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[4,9]	9,900	9,859
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[4,9]	947	948
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[4,9]	724	728
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[4,9]	19,267	19,068
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[4,9]	8,350	8,121
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,9]	3,971	3,960
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[4,9]	11,000	10,551
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[4]	1,661	1,660
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[4]	7,221	7,229
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[4]	1,113	1,114
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[4]	9,085	9,059
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[4]	3,964	3,936
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[4,9]	3,364	3,352
Drivetime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 2025[4,9]	8,102	8,045
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[4,9]	1,728	1,698
Drivetime Auto Owner Trust, Series 2020-1, Class C, 2.29% 2025[4,9]	16,682	16,618
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,9]	532	532
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,9]	921	921
Drivetime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 2026[4,9]	7,000	6,989
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[4,9]	4,607	4,597
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[4,9]	387	390
Drivetime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 2028[4,9]	10,000	9,920
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 2.024% 2028[4,5,9]	57,258	56,785
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[4,9]	3,061	2,765
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[4,9]	15,010	14,839
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[4,9]	788	789
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 2025[4]	12,566	12,438
Intermediate Bond Fund of America — Page 28 of 37

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[4,9]	USD6,203	$6,205
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[4,9]	6,070	6,085
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[4,9]	2,525	2,555
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[4,9]	1,945	1,922
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2027[4,9]	4,807	4,777
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,9]	20,431	18,811
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[4,9]	4,150	3,820
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,9]	8,524	8,211
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,9]	1,710	1,690
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[4,9]	6,591	6,071
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[4,9]	296	296
Freedom Financial, Series 2021-3FP, Class A, 0.62% 2028[4,9]	1,265	1,259
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[4,9]	10,767	10,014
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[4,9]	1,477	1,384
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[4,9]	8,017	7,206
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,9]	5,804	5,738
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[4,9]	19,744	18,221
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,9]	21,673	20,040
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,9]	38,627	34,869
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,9]	13,787	12,379
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[4]	1,254	1,252
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[4]	1,120	1,114
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[4,9]	49,301	46,616
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[4,9]	3,904	3,655
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[4,9]	1,077	1,001
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 2026[4,9]	28,105	26,618
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[4,9]	2,450	2,299
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[4,9]	14,390	14,238
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[4,9]	74,397	67,203
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[4,9]	6,526	5,858
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[4,9]	16,820	15,325
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[4,9]	4,495	4,105
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[4,9]	15,000	14,706
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54% 2025[4]	1,000	1,001
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[4,9]	18,285	17,814
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[4,9]	1,970	1,868
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[4,5,9]	18,670	18,559
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[4,5,9]	68,265	67,585
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[4,5,9]	29,671	29,486
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[4,9]	39,300	37,915
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,9]	20,393	19,755
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[4,9]	2,195	2,131
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[4,9]	7,572	7,011
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[4,9]	12,185	11,387
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[4,9]	28,211	25,841
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,9]	31,777	29,744
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[4,9]	10,421	9,624
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[4,9]	34,343	32,168
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[4,9]	16,700	15,082
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,9]	34,839	32,398
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,9]	41,363	38,511
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,9]	106,626	98,058
Intermediate Bond Fund of America — Page 29 of 37

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 1.667% 2062[4,5,9]	USD26,410	$25,843
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[4,9]	204,315	182,548
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[4,5,9]	10,400	10,271
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[4,9]	26,257	25,100
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[4,9]	817	767
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[4,9]	20,600	19,404
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[4,9]	19,790	18,491
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 2031[4,9]	2,000	1,883
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[4]	350	336
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[4]	1,708	1,644
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[4,5,9]	20,152	20,076
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 1.844% 2029[4,5,9]	18,284	18,060
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[4,5,9]	5,016	4,968
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 2.444% 2029[4,5,9]	8,556	8,344
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 2.728% 2029[4,5,9]	6,000	5,841
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 1.284% 2030[4,5,9]	11,782	11,668
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[4]	3,145	3,203
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 2.256% 2051[4,5,9]	5,292	5,214
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[4,5,9]	47,910	47,523
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[4,9]	506	506
Santander Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.29% 2024[4]	809	808
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[4]	5,753	5,736
Santander Drive Auto Receivables Trust, Series 2018-4, Class D, 3.98% 2025[4]	2,778	2,789
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[4,9]	9,645	8,691
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 1.375% 2053[4,5,9]	239	239
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[4,9]	9,058	8,391
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[4,5,9]	36,320	35,921
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[4,9]	12,888	11,487
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[4,9]	11,451	10,351
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[4,9]	6,028	5,706
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[4,9]	1,446	1,329
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,9]	32,147	30,229
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[4,9]	4,718	4,309
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,9]	4,024	3,689
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 2045[4,9]	3,247	2,962
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,9]	483	459
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[4,9]	3,785	3,350
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,9]	35,255	31,949
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,9]	47,755	46,888
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 2024[4]	5,075	5,042
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[4,9]	24,941	22,610
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 2045[4,9]	4,510	4,145
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[4,9]	8,569	7,540
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[4]	2,555	2,554
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 2024[4,9]	18,925	18,743
Intermediate Bond Fund of America — Page 30 of 37

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[4,9]	USD7,434	$7,420
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[4,9]	6,745	6,684
		2,431,239
Bonds & notes of governments & government agencies outside the U.S. 3.95%
Alberta (Province of) 1.875% 2024	20,000	19,568
Asian Development Bank 2.75% 2023	5,000	5,023
Asian Development Bank 0.625% 2024	29,080	27,701
Asian Development Bank 1.50% 2024	19,642	19,100
Asian Development Bank 2.875% 2025	11,625	11,647
Asian Development Bank 2.50% 2027	5,573	5,454
Asian Development Bank 2.75% 2028	4	4
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[9]	30,000	28,795
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[9]	9,090	9,214
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[9]	20,000	18,401
Canada 2.875% 2025	53,870	54,013
Canada 0.75% 2026	63,240	58,282
CPPIB Capital, Inc. 0.50% 2024[9]	6,052	5,748
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 0.78% 2026[5,9]	21,879	22,632
CPPIB Capital, Inc. 0.875% 2026[9]	12,181	11,146
Denmark (Kingdom of) 0.125% 2022[9]	7,860	7,810
Denmark (Kingdom of) 0.125% 2022	5,235	5,202
Development Bank of Japan, Inc. 1.75% 2025[9]	22,926	22,192
Development Bank of Japan, Inc. 1.25% 2026[9]	25,316	23,443
Development Bank of Japan, Inc. 1.75% 2031[9]	4,590	4,082
European Investment Bank 2.25% 2024	2,215	2,201
European Investment Bank 0.375% 2025	10,000	9,193
European Investment Bank 2.75% 2025	31,476	31,433
European Investment Bank 0.75% 2026	15,311	13,965
European Investment Bank 0.625% 2027	2,450	2,171
European Stability Mechanism 2.125% 2022[9]	58,322	58,402
European Stability Mechanism 0.375% 2025[9]	8,584	7,920
Inter-American Development Bank 0.50% 2024	22,333	21,238
Inter-American Development Bank 1.75% 2025	1,704	1,657
Inter-American Development Bank 0.625% 2027	7,000	6,205
Inter-American Development Bank 1.125% 2028	1	1
International Bank for Reconstruction and Development 0.75% 2025	14,923	14,125
International Bank for Reconstruction and Development 1.625% 2025	3	3
International Bank for Reconstruction and Development 1.625% 2031	22,326	19,671
International Development Association 0.375% 2025[9]	52,000	47,957
Italy (Republic of) 2.375% 2024	29,500	28,822
Japan Bank for International Cooperation 0.625% 2023	14,800	14,556
Japan Bank for International Cooperation 2.50% 2024	12,280	12,218
Japan Bank for International Cooperation 2.875% 2025	17,670	17,631
Japan Bank for International Cooperation 1.875% 2031	9,834	8,821
KfW 0.25% 2023	20,757	20,391
KfW 0.50% 2024	44,999	42,843
KfW 0.375% 2025	40,034	37,134
Kommunalbanken 0.50% 2024[9]	14,934	14,135
Kommunalbanken 0.375% 2025[9]	51,068	47,045
Kommuninvest i Sverige Aktiebolag 0.25% 2023[9]	47,515	46,277
Kommuninvest i Sverige Aktiebolag 0.50% 2023[9]	18,739	18,350
OMERS Finance Trust 3.50% 2032[9]	4,988	4,932
Ontario Teachers’ Finance Trust 0.875% 2026[9]	36,960	33,642
Ontario Teachers’ Finance Trust 3.00% 2027[9]	31,138	30,919
Intermediate Bond Fund of America — Page 31 of 37

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ontario Teachers’ Finance Trust 2.00% 2031[9]	USD5,070	$4,545
Poland (Republic of) 3.00% 2023	10,000	10,005
Poland (Republic of) 4.00% 2024	9,215	9,327
Poland (Republic of) 3.25% 2026	945	933
Portuguese Republic 5.125% 2024	51,000	53,245
PSP Capital, Inc. 1.625% 2028[9]	22,052	20,055
Qatar (State of) 3.875% 2023[9]	23,475	23,749
Qatar (State of) 3.375% 2024[9]	19,856	20,009
Qatar (State of) 4.00% 2029	10,000	10,397
Quebec (Province of) 0.60% 2025	66,321	61,625
Sweden (Kingdom of) 2.375% 2023[9]	12,135	12,160
		1,199,365
Federal agency bonds & notes 1.35%
Fannie Mae 0.25% 2023	3,995	3,922
Fannie Mae 0.625% 2025[1]	315,000	296,441
Fannie Mae 0.75% 2027	10,000	8,909
Fannie Mae 0.875% 2030	38,662	32,378
Federal Farm Credit Banks 1.125% 2025	7,446	7,150
Federal Farm Credit Banks 1.75% 2025	30,257	29,511
Federal Farm Credit Banks 1.60% 2033	2,926	2,462
Freddie Mac 0.25% 2023	24,687	24,183
Freddie Mac 0.25% 2023	6,250	6,101
		411,057
Municipals 0.14% California 0.03%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 2028	11,085	10,085
Florida 0.06%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	11,385	10,633
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	3,785	3,428
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	3,805	3,322
		17,383
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	15,255	13,631
Total municipals		41,099
Total bonds, notes & other debt instruments (cost: $30,603,216,000)		29,476,240
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, 0% noncumulative preferred shares[9]	4,000	3,300
Total preferred securities (cost: $3,985,000)		3,300
Intermediate Bond Fund of America — Page 32 of 37

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Short-term securities 17.39% Money market investments 17.39%	Shares	Value (000)
Capital Group Central Cash Fund 0.85%[11,12]	52,791,626	$5,279,162
Total short-term securities (cost: $5,279,061,000)		5,279,162
Total investment securities 114.47% (cost: $35,886,262,000)		34,758,702
Other assets less liabilities (14.47)%		(4,393,058)
Net assets 100.00%		$30,365,644
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 5/31/2022 (000)
30 Day Federal Funds Futures	Short	208	June 2022	USD(86,011)	$(5)
2 Year U.S. Treasury Note Futures	Long	3,196	September 2022	674,681	(481)
5 Year U.S. Treasury Note Futures	Long	15,056	September 2022	1,700,622	(2,848)
10 Year U.S. Treasury Note Futures	Long	1,983	September 2022	236,876	(865)
10 Year Ultra U.S. Treasury Note Futures	Short	11,160	September 2022	(1,433,886)	8,007
20 Year U.S. Treasury Bond Futures	Long	287	September 2022	40,019	(303)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,839	September 2022	597,924	(8,508)
					$(5,003)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive			Pay			Expiration date	Notional amount (000)	Value at 5/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 5/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.745%	Annual	U.S. EFFR	Annual	6/15/2022	USD962,200	$(83)		$—	$(83)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	328,100	119,936		(195)	120,131
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	515,400	208,419		—	208,419
						$328,272		$(195)	$328,467
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 5/31/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD1,387,313	$(13,161)	$(19,122)	$5,961
Intermediate Bond Fund of America — Page 33 of 37

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Investments in affiliates12

	Value of affiliate at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 5/31/2022 (000)	Dividend income (000)
Short-term securities 17.39%
Money market investments 17.39%
Capital Group Central Cash Fund 0.85%[11]	$4,038,762	$7,268,903	$6,027,978	$(279)	$(246)	$5,279,162	$6,851
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $125,376,000, which represented .41% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,929,000, which represented .01% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,026,300,000, which represented 19.85% of the net assets of the fund.
[10]	Step bond; coupon rate may change at a later date.
[11]	Rate represents the seven-day yield at 5/31/2022.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Intermediate Bond Fund of America — Page 34 of 37

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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $8,264,956,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,117,242,000 and $1,349,993,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Intermediate Bond Fund of America — Page 35 of 37

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,299,810	$—	$11,299,810
Mortgage-backed obligations	—	8,056,944	1,929	8,058,873
Corporate bonds, notes & loans	—	6,034,797	—	6,034,797
Asset-backed obligations	—	2,431,239	—	2,431,239
Bonds & notes of governments & government agencies outside the U.S.	—	1,199,365	—	1,199,365
Federal agency bonds & notes	—	411,057	—	411,057
Municipals	—	41,099	—	41,099
Preferred securities	—	3,300	—	3,300
Short-term securities	5,279,162	—	—	5,279,162
Total	$5,279,162	$29,477,611	$1,929	$34,758,702

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,007	$—	$—	$8,007
Unrealized appreciation on centrally cleared interest rate swaps	—	328,550	—	328,550
Unrealized appreciation on centrally cleared credit default swaps	—	5,961	—	5,961
Liabilities:
Unrealized depreciation on futures contracts	(13,010)	—	—	(13,010)
Unrealized depreciation on centrally cleared interest rate swaps	—	(83)	—	(83)
Total	$(5,003)	$334,428	$—	$329,425
*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Intermediate Bond Fund of America — Page 36 of 37

unaudited
Key to abbreviations
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate

Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-023-0722O-S89805	Intermediate Bond Fund of America — Page 37 of 37